Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Subsequent Events
19.
Subsequent Events

The Company has evaluated all events subsequent to June 30, 2024 and through August 12, 2024, which represents the date these unaudited condensed consolidated financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events, that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

2024 Lincoln Park Purchase Agreement

On August 13, 2024, the Company entered into a Purchase Agreement (the “2024 Purchase Agreement”) with Lincoln Park, pursuant to which Lincoln Park has agreed to purchase from the Company, at the option of the Company, an aggregate of up to $10,000 of shares of common stock from time to time over a 24-month period upon the satisfaction of certain conditions contained in the 2024 Purchase Agreement including, but not limited to, the filing and effectiveness of a registration statement covering shares of common stock that are issuable to Lincoln Park under the 2024 Purchase Agreement. In accordance with the 2024 Purchase Agreement, the Company issued 500,000 shares of common stock to Lincoln Park as a commitment fee. In connection with the 2024 Purchase Agreement, the Company also entered into a Registration Rights Agreement (the “2024 Registration Rights Agreement”) with Lincoln Park, pursuant to which the Company will file a registration statement covering the shares of common stock that are issuable to Lincoln Park under the 2024 Purchase Agreement with the SEC within 15 business days following the date that the 2024 Registration Rights Agreement was executed.

Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Subsequent Events
16.
Subsequent Events

The Company has evaluated all events subsequent to December 31, 2023 and through April 2, 2024, which represents the date these consolidated financial statements were available to be issued.

Issuance of Senior Secured Notes

From January through March 2024, the Company issued $7,150 in aggregate principal amount of Senior Secured Notes, the terms of which are described in Note 6, which includes two Senior Secured Notes with an aggregate principal amount of $1,150 that were issued to third party advisors in lieu of cash payment for services rendered to the Company related to the Merger. Refer to Note 13 and “Capital Markets Advisory Agreements” below.

Sponsorship Agreement

On March 28, 2024, the Company entered into a sponsorship agreement with Andretti Autosport 1, LLC, an affiliate of Andretti Global. The agreement expires on December 31, 2024. Subject to the agreement, the Company has committed to make payments under the sponsorship agreement in an amount totaling $1,000, due from July to November 2024.

Enterprise Solution Subscription Agreement

On March 28, 2024, the Company entered into an Order Form under the February 2022 enterprise solution subscription agreement with Andretti Global. Pursuant to the agreement, Andretti Global agreed to pay the Company a total of $1,000 from August to December 2024, subject to the Company’s payment of the sponsorship fee to Andretti Autosport 1, LLC described above.

Convertible Notes Due to Related Parties

Pursuant to a Deferred Payment Agreement dated as of March 28, 2024, the Surviving Company amended the terms of its convertible notes due to related parties. Pursuant to the amended terms, $326 of the accrued interest outstanding at the Closing of the Merger was paid from the funds available in the trust account at Closing. The aggregate principal balance of the convertible notes plus accrued interest through the Closing of the Merger of $2,518 was deferred at Closing and is due in monthly installments (including interest accruing from the Closing of the Merger though the payment date) beginning thirty days following the effectiveness of the Surviving Company’s registration statement on Form S-1 to be filed pursuant to the Purchase Agreement with Lincoln Park (the “Registration Statement”). The balance will be payable over twelve month term (including interest accruing from the Closing of the Merger though the payment date). The convertible notes bear interest at a rate of 4.5% per annum.

Collaborative Research Agreement

On February 12, 2024, the Company entered into a collaborative research agreement with a third party, pursuant to which the Company and the third party will partner to develop a quantum generative AI application and a hybrid solver over a three-month term. The Company will lead the development of the application. Following the completion of the initial three-month term, the third party will host the quantum generative AI application on its cloud service and provide support services for a period of 24 months. The Company has agreed to make payments in an aggregate amount equal to $2,063 to the third party over the agreement term as consideration for services rendered pursuant to the agreement. The third party contributed $1,000 to the project in the form of a Senior Secured Note, which it did not elect to convert into New Company Common Stock upon the Closing of the Merger and remains outstanding.

Business Combination

On March 28, 2024, the Company completed its planned Merger with AAC (see Note 15), pursuant to which the Company became a wholly owned subsidiary of AAC. In connection with the Merger, AAC filed an application for deregistration with the Cayman Islands Registrar of Companies and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the state of Delaware, under which AAC was domesticated and continues as a Delaware corporation (the “Domestication”), changing its name to Zapata Computing Holdings Inc. Holders of AAC ordinary shares received shares of New Company Common Stock in the Domestication. At the effective time of the Merger, existing shareholders of the Company received shares of New Company Common Stock in exchange for their respective securities held immediately prior to the consummation of the Merger. Upon the consummation of the Merger, the holders of certain outstanding Senior Secured Notes elected to convert their notes and accrued interest thereon into shares of New Company Common Stock in accordance with their terms. For accounting purposes, the Merger was accounted for as a reverse recapitalization whereby the Company was treated as the accounting acquirer and AAC was treated as the acquired company. On April 1, 2024, in connection with the consummation of the Merger, the New Company Common Stock was listed on the Nasdaq Global Market and the Public Warrants were listed on the Nasdaq Capital Market under the new trading symbols “ZPTA” and “ZPTAW,” respectively. Costs paid by the Company at Closing related to the Merger were $7,227 and will be treated as issuance costs and netted against additional paid-in-capital in the condensed consolidated balance sheet of Zapata Computing Holdings Inc. at the Closing of the Merger. With the Closing of the Merger, the holders of shares of Zapata Common Stock and Zapata Preferred Stock received an aggregate of 17,696,425 shares of New Company Common Stock, and holders of Zapata Options received options to purchase an aggregate of 3,016,409 shares of New Company Common Stock. Additionally, Senior Secured Notes representing outstanding aggregate principal and accrued interest of $14,661 were exchanged for 3,257,876 shares of New Company Common Stock at a conversion price of $4.50 per share. Following the Closing, $2,000 in aggregate principal amount of Senior Secured Notes remain outstanding.

In contemplation of the Merger, AAC, the Company, the Sponsor, the Sponsor Co-Investor and certain directors entered into a sponsor support agreement. The Sponsor, the Sponsor Co-Investor and directors own an aggregate of 5,750,000 Class B ordinary shares of AAC (the “Sponsor Shares”), of which 1,005,000 shares are not subject to any vesting or forfeiture provisions under the sponsor support agreement. The remaining 4,745,000 Class B ordinary shares are subject to vesting and forfeiture provisions such that in the event that the Closing Available Cash, as defined in the business combination agreement, is an amount equal to $10,000 or less, then 30% of the Sponsor Shares, or 1,423,500 shares, will be unvested and subject to forfeiture. At the Closing of the Merger, the Closing Available Cash was more than $10,000 but less than $25,000, and accordingly, 1,129,630 shares of Sponsor Shares are subject to forfeiture (the “Unvested Shares”).

All Unvested Shares will become vested if, within three years of the Closing, the volume-weighted average price of New Company Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period, or if there is a change of control of the Surviving Company. If neither of these events occur within three years of the Closing, then the Unvested Shares will be forfeited.

Marketing Services Agreement

On February 9, 2024, AAC entered into a marketing services agreement with a third party to promote investor engagement, pursuant to which AAC agreed to pay the third party in shares of New Company Common Stock with a value of $300 upon the Closing of the Merger. In connection with the Closing of the Merger, the Company issued 30,706 shares of New Company Common Stock to the third party.

Capital Markets Advisory Agreements

In March 2024, the Company entered into a placement agent agreement to retain an additional third party for the purpose of raising up to $10,000, for a term of 60 days from the execution of the placement agent agreement. The Company agreed to pay a cash fee equal to 7.0% of the gross amount of cash proceeds received by the Company from investors introduced by the third party directly to the Company (the “Financing Proceeds”). The cash fee was payable from the Company within 7 business days following the Company’s receipt of proceeds from any investors introduced by the third party. In addition, the Company agreed to issue a number of shares of New Company Common Stock equal to 3.0% of the Financing Proceeds divided by $4.50 upon the Closing. The Company made cash payments in an aggregate amount equal to $123 in connection with the receipt of the Financing Proceeds and issued 11,666 shares of New Company Common Stock upon the Closing.

On February 9, 2024, AAC and the Company entered into a capital markets advisory agreement with a third party pursuant to which the Company agreed to pay the third party i) $300 for capital markets advisory services provided related to the Merger, and ii) $150 for services provided related to the benefit of the holders of AAC and Zapata securities. On March 27, 2024, AAC and the Company agreed to issue to the third party a Senior Secured Note in the principal aggregate amount of $150 immediately prior to the Closing of the Merger for additional capital markets advisory services provided related to the Merger, which was converted into 33,333 shares of New Company Common Stock at the Closing of the Merger.

On February 9, 2024, AAC and the Company entered into an engagement letter with an additional third party, which was amended on February 27, 2024, pursuant to which the third party will continue to act as a non-exclusive capital markets advisor to the Company until the date that is eighteen months following the Closing of the Merger (the “Term”). The Company agreed to pay the third party a cash fee of $1,800, payable by the Surviving Company in monthly payments over 18 months commencing on the earlier of May 31, 2024 and the effectiveness of the Registration Statement on Form S-1 to be filed pursuant to the Purchase Agreement with Lincoln Park, with $300 of such payment waivable if the Surviving Company voluntarily prepays $1,500 to the third party prior to December 31, 2024. Notwithstanding the foregoing, Zapata will pay the full $1,800 upon consummation of a financing of $15,000 or more (not including sales under the Purchase Agreement or similar financing) during the Term.

On September 13, 2023, the Company entered into a capital markets advisory agreement with an additional third party, pursuant to which the Company agreed to pay (i) $1,250 for capital markets advisory services provided related to the Merger, and (ii) a placement agent’s fee equal to 5% of the aggregate purchase price paid by each investor of Senior Notes introduced by the third party. In the event the gross cash raised through the Merger was below $40,000, in lieu of making a cash payment of $1,250 for capital market advisory services at Closing, the Company agreed to pay $750 in cash at Closing and $500 worth of shares of New Company Common Stock at the trailing 5-day volume-weighted average price (the “VWAP”) as of the date that is 30 calendar days after the Closing. On March 20, 2024, the capital markets advisory agreement was amended, pursuant to which, the Company agreed to pay six monthly installments in cash of $42 per month commencing on May 15, 2024 and issue the Senior Secured Note of $1,000. The third party did not convert the Senior Secured Note into shares of New Company Common Stock upon the Closing. The Company recognized a loss associated with the amendment to the capital markets advisory engagement letter of $292.

On July 4, 2023, AAC entered into an engagement letter with an additional third party, pursuant to which the third party acted as capital markets advisor to AAC in connection with the Merger. The Company became a party to this agreement upon completion of the Merger. AAC agreed to pay the third party a fee of (i) $500 in cash payable upon the Closing of the Merger, plus (ii) $1,000 in New Company Common Stock, payable 180 days after the Closing of the Merger plus (iii) $1,000 payable in either cash or New Company Common Stock, payable 270 calendar days following the completion of the Merger. On March 25, 2024, AAC and the third party entered into an amendment to the engagement letter, which amendment replaced the fees to be paid pursuant to the original engagement letter with a cash transaction fee of $6,457 and reimbursement of out-of-pocket expenses of $11, which were paid out of the trust account upon the Closing of the Merger.

Legal Services Fees

In connection with the Merger, the Company incurred $4,040 of deferred legal fees to be paid to its legal advisors upon consummation of the Merger, which were recorded as deferred legal fees in the historical audited condensed financial statements as of and for the year ended December 31, 2023. On March 26, 2024, the Company entered into a fee letter for legal services rendered in connection with the Merger, pursuant to which the total fee was reduced to $3,700, of which $370 was paid in cash upon the Closing of the Merger and the remaining balance will be paid in equal monthly installments of $278 per month for each of the twelve months following the Closing of the Merger and the effective date of the Surviving Company’s Registration Statement.

Purchase Agreement with Lincoln Park

On December 19, 2023, AAC and the Company entered into a Purchase Agreement (the “Purchase Agreement”) with Lincoln Park, pursuant to which Lincoln Park has agreed to purchase from the Surviving Company, at the option of the Surviving Company, an aggregate of up to $75,000 of shares of New Company Common Stock from time to time over a 36-month period following the Closing of the Merger, subject to certain limitations contained in the Purchase Agreement including, but not limited to, the filing and effectiveness of a registration statement covering shares of New Company Common Stock that are issuable to Lincoln Park under the Purchase Agreement. In accordance with the Purchase Agreement, the Company must pay Lincoln Park a Commitment Fee of approximately $1,688 as follows: (i) on the business day prior to the filing of the registration statement covering the resale of the shares of New Company Common Stock issued or issuable under the Purchase Agreement, approximately $563 in shares of New Company Common Stock and (ii) the Surviving Company may elect to pay the remaining $1,125 amount of the Commitment Fee in either cash or shares of New Company Common Stock, with any shares issuable on the business day prior to the filing of the Registration Statement and any cash due within 90 days of the closing date. The shares to be issued as payment for the Commitment Fee are referred to herein as the “Commitment Shares.”

In connection with the Purchase Agreement, AAC and the Company also entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with Lincoln Park, pursuant to which the Surviving Company will file a registration statement covering the shares of New Company Common Stock that are issuable to Lincoln Park under the Purchase Agreement (including the Commitment Shares) with the SEC within 45 days following the Closing of the Merger.

Consulting Agreement

On February 16, 2021, AAC entered into a consulting agreement with an additional third party, pursuant to which the third party provided investor and media relations support in connection with the search for a potential business combination. As of the Closing of the Merger, the Company incurred fees of $200 for services rendered under the consulting agreement. On March 25, 2024, the Company amended the consulting agreement, pursuant to which it agreed to pay a total of $200 in equal monthly installments over a six-month term beginning on the earlier of (i) the sales of New Company Common Stock pursuant to the Purchase Agreement or (ii) June 30, 2024.

Forward Purchase Agreement

On March 25, 2024, AAC and the Company entered into a Confirmation of an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Agreement”) with Sandia Investment Management LP, acting on behalf of certain funds (collectively, “Sandia”), pursuant to which Sandia purchased, from the open market, 1,000,000 shares of Class A ordinary shares of AAC immediately preceding the Closing of the Merger (the “Recycled Shares”) and the Company issued to Sandia 500,000 shares of New Company Common Stock at a purchase price of $10.99 per share (the “Additional Shares”), which represents the maximum number of shares subject to purchase under the Forward Purchase Agreement, subject to adjustment as described below (the “Maximum Number of Shares”).

Pursuant to the Forward Purchase Agreement, at the Closing of the Merger, the Surviving Company prepaid to Sandia (the “Prepayment Amount”), (i) with respect to the Recycled Shares, with proceeds from the trust account, a cash amount equal to the (x) product of the number Recycled Shares as noted in a pricing notice delivered by Sandia and (y) $10.99 per share and, (ii) with respect to the Additional Shares, a per share amount equal to $10.99 per share netted against the proceeds from the Additional Shares received from Sandia. In the case of the Recycled Shares, the Prepayment Amount was paid with proceeds from the trust account at the Closing of the Merger. The Prepayment Amount for Additional Shares was netted against the proceeds that Sandia was to pay for the purchase of such Additional Shares, with Sandia being able to reduce the purchase price for the Additional Shares by the Prepayment Amount.

To the extent Sandia does not early terminate shares purchased under the Forward Purchase Agreement, as described below, the parties will settle the then outstanding shares held by Sandia upon the Valuation Date, such date being two years from the Closing of the Merger, subject to acceleration under certain circumstances, as described in the Forward Purchase Agreement. On the Cash Settlement Payment Date, which is the tenth business day following the last day of the valuation period commencing on the Valuation Date, as described in the Forward Purchase Agreement (the “Valuation Period”), Sandia will pay the Surviving Company a cash amount equal to (A) the number of shares subject to the Forward Purchase Agreement as of the Valuation Date less the number of unregistered shares, multiplied by (B) the volume-weighted average price over the Valuation Period (the “Settlement Amount”);

provided, that if the amount of the Settlement Amount Adjustment (as defined below) payable by the Surviving Company to Sandia is less than the Settlement Amount, then the Settlement Amount Adjustment will be automatically netted from the Settlement Amount and any remaining amount paid in cash. The Surviving Company will pay to Sandia on the Cash Settlement Payment Date an amount (the “Settlement Amount Adjustment”) equal to (1) the Number of Shares as of the Valuation Date multiplied by $2.00 per share if the amount is to be paid in cash, or (2) if the Settlement Amount Adjustment exceeds the Settlement Amount, the Surviving Company may at its election pay the Settlement Amount Adjustment to Sandia in shares of New Company Common Stock, in an amount equal to the product of the Number of Shares as of the Valuation Date multiplied by $2.25; provided, that in certain circumstances as described in the Forward Purchase Agreement, including if a Delisting Event (as defined in the Forward Purchase Agreement) occurs during the Valuation Period, such amount must be paid in cash.

In addition, during the term of the agreement, Sandia may elect to terminate the transaction in whole or in part by providing a written notice to the Surviving Company, which will specify the quantity by which the number of shares will be reduced (the “Terminated Shares”). The Surviving Company shall be entitled to an amount from the third party, equal to the product of (x) the number of Terminated Shares and (y) the Reset Price (as defined below) on the date of notice.

As of the Closing of the Merger, the reset price (the “Reset Price”) is $10.00 per share and will be subject to reset on a monthly basis (each a “Reset Date”), with the first such Reset Date occurring 180 days after the closing date of the Merger to be greater of (a) $4.50 and (b) the 30-day volume weighted average price of shares of New Company Common Stock immediately preceding such Reset Date. Except as described below, the Reset Price will be reduced immediately to any lower price at which the Counterparty closes any agreement to sell or grants any right to reprice, or otherwise disposes of or issues (or announces any offer, sale, grant or any option to purchase or other disposition of) any shares of New Company Common Stock or securities of the Surviving Company or any of its subsidiaries convertible, exercisable or exchangeable into, or otherwise entitles the holder thereof to receive, shares of New Company Common Stock or other securities (a “Dilutive Offering and, such reset, a Dilutive Offering Reset”).

In the event of a Dilutive Offering Reset, the Maximum Number of Shares will be increased to an amount equal to the quotient of (i) 1,500,000 divided by (ii) the quotient of (a) the price of such Dilutive Offering divided by (b) $10.00. In such event, Sandia has the right to purchase more Additional Shares, up to the Maximum Number of Shares, for which the Surviving Company will be required to provide a cash prepayment to Sandia netted against the purchase price for such shares, and such Additional Shares will be subject to the terms of the Forward Purchase Agreement.

In addition, the Surviving Company reimbursed Sandia $60 at the Closing for reasonable out-of-pocket expenses for costs incurred in connection with the transaction, and (b) $50 in expenses incurred in connection with the acquisition of the Recycled Shares. The Surviving Company will also pay to the third party a quarterly fee of $5 payable at the Closing of the Merger in consideration of certain legal and administrative obligations in connection with this transaction.